RELATED PARTY TRANSACTIONS	6 Months Ended
Feb. 29, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the six-month period ended February 29, 2019 $199 ($63 - February 28, 2019) was paid or accrued to independent directors for directors' fees and services.

(b) During the six-month period ended February 29, 2020, the Company accrued payments of $27 ($27 - February 28, 2019) from West Kirkland Mining Inc. ("West Kirkland"), a company with two directors in common, for accounting and administrative services.

(c) In fiscal 2018, the Company closed a private placement with Deepkloof whereby HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI exercised its right to nominate one person to the board of directors.  On February 4, 2019 Deepkloof subscribed for 2,141,942 common shares and on August 21, 2019 Deepkloof subscribed for a further 6,940,000 common shares as part of the Company's private placements.  In the Company's December 2019 financing Deepkloof purchased a further 1,612,931 shares in the Company.